DERIVATIVE FINANCIAL LIABILITIES (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Financial Instruments [Abstract]
Balance at 1 January	€ 268	€ 228	€ 10,080
Fair value losses (gains) derivatives	(60)	209	495
Redemption cash settlement	0	0	(1,779)
Conversions into shares	(61)	(169)	(8,568)
Balance at 31 December	€ 147	€ 268	€ 228